Insurance (Details) - Schedule of Liabilities Covered by Insurance R$ in Thousands	Jun. 30, 2023 BRL (R$)
Civil liability (D&O) [Member]
Insurance (Details) - Schedule of Liabilities Covered by Insurance [Line Items]
Liabilities covered by insurance and related amounts	R$ 50,000
Civil, professional and general liability [Member]
Insurance (Details) - Schedule of Liabilities Covered by Insurance [Line Items]
Liabilities covered by insurance and related amounts	10,301
Machinery/Automobile [Member]
Insurance (Details) - Schedule of Liabilities Covered by Insurance [Line Items]
Liabilities covered by insurance and related amounts	37,010
Completion guarantee [Member]
Insurance (Details) - Schedule of Liabilities Covered by Insurance [Line Items]
Liabilities covered by insurance and related amounts	354
Fire/lightning/explosion/electrical damage (office) [Member]
Insurance (Details) - Schedule of Liabilities Covered by Insurance [Line Items]
Liabilities covered by insurance and related amounts	12,188
Rural multi-risk [Member]
Insurance (Details) - Schedule of Liabilities Covered by Insurance [Line Items]
Liabilities covered by insurance and related amounts	R$ 154,231